Accounts receivable	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Accounts receivable

Note  8.      Accounts receivable

The breakdown of the accounts receivable balance is detailed below:

	As at June 30,	As at December 31,
USD'000	2025 (unaudited)	2024
Trade accounts receivable	2,483	3,645
Allowance for credit losses	(50)	(50)
Accounts receivable from shareholders	3,218	—
Accounts receivable from board members	101	—
Accounts receivable from other related parties	911	223
Other accounts receivable	—	7
Total accounts receivable, net of allowance for credit losses	6,663	3,825

As at June 30, 2025, accounts receivable from shareholders consisted of a receivable from WISeKey International Holding Ltd (“WISeKey”) in relation to services provided by SEALSQ and pension liabilities due by WISeKey following a transfer of employees from WISeKey to SEALSQ. Accounts receivable from other related parties consisted of receivables from WISeKey SA, SEALCOIN AG and WISeSat.Space AG, all subsidiaries of WISeKey, in relation to services provided by SEALSQ, and pension liabilities due by WISeKey SA following a transfer of employees from WISeKey SA to SEALSQ. See Note 34 for details on related parties.